Investment Objectives and Goals	May 12, 2026
Leverage Shares 2X Long CBRS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long CBRS Daily ETF IMPORTANT INFORMATION REGARDING THE FUND The Leverage Shares 2X Long CBRS Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Cerebras Systems Inc. (Nasdaq: CBRS) (“CBRS” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. Periods of greater Underlying Security volatility may affect the Fund’s return as much as, or more than, the return of the Underlying Security. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day. Investing in the Fund is not equivalent to investing directly in the Underlying Security.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of CBRS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Short CBRS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Short CBRS Daily ETF IMPORTANT INFORMATION REGARDING THE FUND The Leverage Shares 2X Short CBRS Daily ETF (the “Fund”) seeks daily inverse leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (-200%) the daily performance of the publicly traded common stock of Cerebras Systems Inc. (Nasdaq: CBRS) (“CBRS” or “Underlying Security”). If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Underlying Security loses when the value of the Underlying Security falls on a given day. Conversely, the Fund should lose approximately two times as much as the Underlying Security gains when the value of the Underlying Security rises on a given day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be -200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from -200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of inverse leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security decreases over a period longer than a single day. Periods of greater Underlying Security volatility may affect the Fund’s return as much as, or more than, the return of the Underlying Security. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security increases by more than 50% in one trading day. Investing in the Fund is not equivalent to investing directly in the Underlying Security.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse leveraged investment results, before fees and expenses, of minus two times (-200%) of the daily percentage change in the price of the common stock of CBRS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long [XNDU] Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long XNDU Daily ETF IMPORTANT INFORMATION REGARDING THE FUND The Leverage Shares 2X Long XNDU Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded common stock of Xanadu Quantum Technologies Limited (Nasdaq: XNDU) (“XNDU” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. Periods of greater Underlying Security volatility may affect the Fund’s return as much as, or more than, the return of the Underlying Security. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day. Investing in the Fund is not equivalent to investing directly in the Underlying Security.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of XNDU. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Short [XNDU] Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Short XNDU Daily ETF IMPORTANT INFORMATION REGARDING THE FUND The Leverage Shares 2X Short XNDU Daily ETF (the “Fund”) seeks daily inverse leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (-200%) the daily performance of the publicly traded common stock of Xanadu Quantum Technologies Limited (Nasdaq: XNDU) (“XNDU” or “Underlying Security”). If the Fund is successful in meeting its investment objective, it should gain approximately two times as much as the Underlying Security loses when the value of the Underlying Security falls on a given day. Conversely, the Fund should lose approximately two times as much as the Underlying Security gains when the value of the Underlying Security rises on a given day. The return for investors that invest for periods longer or shorter than a trading day should not be expected to be -200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from -200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with the use of inverse leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security decreases over a period longer than a single day. Periods of greater Underlying Security volatility may affect the Fund’s return as much as, or more than, the return of the Underlying Security. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security increases by more than 50% in one trading day. Investing in the Fund is not equivalent to investing directly in the Underlying Security.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily inverse leveraged investment results, before fees and expenses, of minus two times (-200%) of the daily percentage change in the price of the common stock of the Xanadu Quantum Technologies Limited. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.